Trade Receivables	12 Months Ended
Mar. 31, 2024
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Trade Receivables
(6) Trade Receivables
Trade receivables are classified as financial assets measured at amortized cost.
Trade receivables as of March 31, 2023 and 2024 consist of the following:

	Yen (millions)
	2023	2024
Trade accounts and notes receivable	¥900,312	¥986,390
Other	168,579	262,102
Allowance for impairment losses	(8,620)	(8,402)

Total	¥1,060,271	¥1,240,090

The changes in the allowance for impairment losses on trade receivables for the years ended March 31, 2022, 2023 and 2024 are as follows:

	Yen (millions)
	2022	2023	2024
Balance at beginning of year	¥10,521	¥8,845	¥8,620

Remeasurement	¥260	¥297	¥274
Write-offs	(2,648)	(757)	(1,114)
Exchange differences on translating foreign operations	712	235	622

Balance at end of year	¥8,845	¥8,620	¥8,402